Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Operating activities:
Net loss	¥ (748,414)	$ (105,129)	¥ (226,821)	¥ (71,313)
Less: net (loss) income from discontinued operations			386,345	(46,211)
Net loss from continuing operations	(748,414)	(105,129)	(613,166)	(25,102)
Share-based compensation			2,507	4,782
Accretion of interest expense	27,530	3,867	24,043
Impairment loss of goodwill	685,957	96,356	574,978
Depreciation and amortization			54
Right-of-use assets depreciation and amortization	396	56	207
(Recovery) allowance of expected credit loss	10,212	1,434	(86)
Loss on short-term investment			385
Loss on disposal of fixed assets			105
Deferred tax expense			511
Accounts receivable, net	12,971	1,822	(16,930)
Advances to suppliers	418	59	420
Other current assets	6,835	960	(6,202)	(282)
Accounts payable	(7,492)	(1,052)	24,200	182
Amounts due to related parties			(171)	429
Advance from customer	17	2
Lease liabilities	(384)	(54)	(198)
Accrued expenses and other current liabilities	256	36	388	(2,187)
Net cash used in operating activities from continuing operations	(11,698)	(1,643)	(8,955)	(22,178)
Net cash used in operating activities from discontinued operations			(815)	(17,689)
Net cash used in operating activities	(11,698)	(1,643)	(9,770)	(39,867)
Investing activities:
Proceeds from disposal of fixed assets			106
Purchase of short-term investment	(8,850)	(1,243)	(800)
Cash proceeds from acquisition of Alpha Mind			10,868
Proceeds of sale of short-term investment	8,991	1,263
Net cash outflow of aquisition of Topone	(631)	(89)
Net cash provided by (used in) investing activities from continuing operations	(490)	(69)	10,174
Net cash used in investing activities from discontinued operations
Net cash provided by (used in) investing activities	(490)	(69)	10,174
Financing activities:
Proceeds from short-term debts			18,937	37,887
Proceeds from F-3 financing	76,817	10,790
Repayments of notes payable	(59,088)	(8,300)	(6,060)
Repayment of short-term debts			(4,208)
Proceeds from borrowings from related parties	1,060	149
Net cash provided by financing activities from continuing operations	18,789	2,639	8,669	37,887
Net cash provided by financing activities from discontinued operations
Net cash provided by financing activities	18,789	2,639	8,669	37,887
Effect of foreign exchange rate changes	(3,807)	(535)	2,911	203
Net (decrease) increase in cash and cash equivalents and restricted cash	2,794	392	11,984	(1,777)
Cash, cash equivalents and restricted cash at the beginning of the year	13,085	1,838	1,101	2,878
Cash, cash equivalents and restricted cash at the end of the year	15,879	2,230	13,085	1,101
Less: Cash, cash equivalents and restricted cash from discontinued operations at the end of the year				815
Cash, cash equivalents and restricted cash from continuing operations at the end of the year	15,879	2,230	13,085	286
Supplemental disclosure of cash flow information from continuing operations:
Income taxes paid	236	33	(92)
Supplemental schedule of non-cash investing and financing activities from continuing activities:
Acquisition of a subsidiary by issuance of notes payable			1,263,168
Notes payable settled by ordinary shares	(355,950)	(50,000)	(191,875)
Short-term debts settled by ordinary shares			¥ (25,254)